Capital and Financial Risk Management - Summary of Net Debt and Capital Reserves (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Capital And Net Debt [abstract]
Capital and reserves attributable to the Company's equity holders	€ 16,029	€ 14,491
Net debt	6,984	5,796	€ 5,297	€ 6,618
Capital and net debt	€ 23,013	€ 20,287